Other non-current financial assets (Details) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Categories Of Noncurrent Financial Assets [Abstract]
Security deposits	₨ 683	₨ 643
Interest accrued on investments	110	98
Bank Deposits	2,019	1,652
Total Deposits Assets	₨ 2,812	₨ 2,393